Premier Fund Solutions, Inc.         480 N. Magnolia Ave., # 103, El Cajon, CA 92020  (619) 588-9700

June 27, 2006

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

450 5th Street, N.W.

Washington, D.C. 20549

Re:  Encompass Funds

File Nos. 811-21885; 333-132838

Attention: Keith A. O’Connell, Senior Counsel

Dear Mr. O’Connell:

This letter is being filed in connection with the Pre-Effective Amendment No. 1 to the Registration Statement of the Encompass Funds. We hereby request acceleration of the effective date of the registration of the Encompass Funds shares on June 30, 2006.  We would appreciate it if you would notify Bryce Dille by telephone (415-749-6565) or telefacsimile (415-749-6566) as soon as the Trust’s registration statement is effective.

If you have any questions, please contact me at (619) 588-9700.

Very truly yours,

/s/ Jeffrey R. Provence

Jeffrey R. Provence

cc: Michael Wible, Thompson Hine LLP